Exhibit 99.1
MONTHLY SERVICER'S CERTIFICATE
CARMAX BUSINESS SERVICES, LLC
CARMAX AUTO OWNER TRUST
SERIES 2015-4

Collection Period	06/01/17-06/30/17
Determination Date	7/10/2017
Distribution Date	7/17/2017

Additional information, including defined terms, can be found in the prospectus on the SEC's EDGAR system (http://www.sec.gov) under File No. 333-189212-10.

Pool Balance
1.	Pool Balance on the close of the last day of the preceding Collection Period		$541,290,972.35
2.	Collections allocable to Principal		$19,871,077.68
3.	Purchase Amount allocable to Principal		$0.00
4.	Defaulted Receivables		$845,494.14
5.	Pool Balance on the close of the last day of the related Collection Period		$520,574,400.53
	(Ln1 - Ln2 - Ln3 - Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period		40,375
7.	Initial Pool Balance		$1,050,000,018.44
		Beginning of Period	End of Period
8.	Note Balances
	a. Class A-1 Note Balance	$0.00	$0.00
	b. Class A-2a Note Balance	$25,520,486.14	$15,162,200.23
	c. Class A-2b Floating Rate Note Balance	$25,520,486.12	$15,162,200.21
	d. Class A-3 Note Balance	$327,000,000.00	$327,000,000.00
	e. Class A-4 Note Balance	$90,270,000.00	$90,270,000.00
	f. Class B Note Balance	$19,430,000.00	$19,430,000.00
	g. Class C Note Balance	$22,050,000.00	$22,050,000.00
	h. Class D Note Balance	$26,250,000.00	$26,250,000.00
	i. Note Balance (sum a - h)	$536,040,972.26	$515,324,400.44
9.	Pool Factors
	a. Class A-1 Note Pool Factor	0.0000000	0.0000000
	b. Class A-2a Note Pool Factor	0.1322305	0.0785606
	c. Class A-2b Floating Rate Note Pool Factor	0.1322305	0.0785606
	d. Class A-3 Note Pool Factor	1.0000000	1.0000000
	e. Class A-4 Note Pool Factor	1.0000000	1.0000000
	f. Class B Note Pool Factor	1.0000000	1.0000000
	g. Class C Note Pool Factor	1.0000000	1.0000000
	h. Class D Note Pool Factor	1.0000000	1.0000000
	i. Note Pool Factor	0.5105152	0.4907851
10.	Overcollateralization Target Amount		$5,250,000.09
11.	Current overcollateralization amount (Pool Balance - Note Balance)		$5,250,000.09
12.	Weighted Average Coupon	%	7.22%
13.	Weighted Average Original Term (months)	months	66.50
14.	Weighted Average Remaining Term (months)	months	42.91
15.	1-Month LIBOR for the interest period ending 7/16/2017		1.15889%
16.	Note Rate applicable to the Class A-2b notes for the interest period ending 7/16/2017		1.75889%
Collections
17.	Finance Charges:
	a. Collections allocable to Finance Charge		$3,372,803.70
	b. Liquidation Proceeds allocable to Finance Charge		$1,297.11
	c. Purchase Amount allocable to Finance Charge		$0.00
	d. Available Finance Charge Collections (sum a - c)		$3,374,100.81
18.	Principal:
	a. Collections allocable to Principal		$19,871,077.68
	b. Liquidation Proceeds allocable to Principal		$611,446.85
	c. Purchase Amount allocable to Principal		$0.00
	d. Available Principal Collections (sum a - c)		$20,482,524.53
19.	Total Finance Charge and Principal Collections (17d + 18d)		$23,856,625.34
20.	Interest Income from Collection Account		$13,524.38
21.	Simple Interest Advances		$0.00
22.	Available Collections (Ln19 + 20 + 21)		$23,870,149.72

Available Funds
23.	Available Collections	$23,870,149.72
24.	Reserve Account Draw Amount	$0.00
25.	Available Funds	$23,870,149.72
Application of Available Funds
26.	Servicing Fee
	a. Monthly Servicing Fee	$451,075.81
	b. Amount Unpaid from Prior Months	$0.00
	c. Amount Paid	$451,075.81
	d. Shortfall Amount (a + b - c)	$0.00
27.	Unreimbursed Servicer Advances	$0.00
28.	Successor Servicer Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000)
	a. Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000)	$0.00
	b. Amount Paid	$0.00
	c. Shortfall Amount (a - b)	$0.00
29.	Class A Noteholder Interest Amounts
	a. Class A-1 Monthly Interest	$0.00
	b. Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	d. Total Class A-1 Note Interest (sum a - c)	$0.00
	e. Class A-2a Monthly Interest	$23,181.11
	f. Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	g. Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	h. Total Class A-2a Note Interest (sum e - g)	$23,181.11
	i. Class A-2b Monthly Interest	$39,900.20
	j. Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	k. Interest Due on Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	l. Total Class A-2b Note Interest (sum i - k)	$39,900.20
	m. Class A-3 Monthly Interest	$425,100.00
	n. Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	o. Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	p. Total Class A-3 Note Interest (sum m - o)	$425,100.00
	m. Class A-4 Monthly Interest	$137,661.75
	r. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	s. Interest Due on Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	t. Total Class A-4 Note Interest (sum q - s)	$137,661.75
30.	Priority Principal Distributable Amount	$0.00
31.	Class B Noteholder Interest Amount
	a. Class B Monthly Interest	$34,974.00
	b. Additional Note Interest related to Class B Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00
	d. Total Class B Note Interest (sum a - c)	$34,974.00
32.	Secondary Principal Distributable Amount	$0.00
33.	Class C Noteholder Interest Amount
	a. Class C Monthly Interest	$45,937.50
	b. Additional Note Interest related to Class C Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00
	d. Total Class C Note Interest (sum a - c)	$45,937.50
34.	Tertiary Principal Distributable Amount	$0.00
35.	Class D Noteholder Interest Amount
	a. Class D Monthly Interest	$65,625.00
	b. Additional Note Interest related to Class D Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00
	d. Total Class D Note Interest (sum a - c)	$65,625.00

36.	Quaternary Principal Distributable Amount	$15,466,571.73
37.	Required Payment Amount (Ln 26 + Ln 28 + (sum of Ln 29 through Ln 36))	$16,690,027.10
38.	Reserve Account Deficiency	$0.00
39.	Regular Principal Distributable Amount	$5,250,000.09
40.	Remaining Unpaid Servicer Transition Expenses, if any	$0.00
41.	Additional Servicing Fees, if any	$0.00
42.	Remaining Unpaid Successor Servicer Indemnity Amounts and Transition Expenses, if any	$0.00
Collection Account Activity
43.	Deposits
	a. Total Daily Deposits of Finance Charge Collections	$3,374,100.81
	b. Total Daily Deposits of Principal Collections	$20,482,524.53
	c. Withdrawal from Reserve Account	$0.00
	d. Interest Income	$13,524.38
	e. Total Deposits to Collection Account (sum a - d)	$23,870,149.72
44.	Withdrawals
	a. Servicing Fee and Unreimbursed Servicer Advances	$451,075.81
	b. Successor Servicer Transition Expenses and Indemnity Amounts	$0.00
	c. Deposit to Note Payment Account for Monthly Note Interest/Principal	$21,488,951.38
	d. Deposit to Reserve Account	$0.00
	e. Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$1,930,122.53
	f. Total Withdrawals from Collection Account (sum a - e)	$23,870,149.72
Note Payment Account Activity
45.	Deposits
	a. Class A-1 Interest Distribution	$0.00
	b. Class A-2a Interest Distribution	$23,181.11
	c. Class A-2b Interest Distribution	$39,900.20
	d. Class A-3 Interest Distribution	$425,100.00
	e. Class A-4 Interest Distribution	$137,661.75
	f. Class B Interest Distribution	$34,974.00
	g. Class C Interest Distribution	$45,937.50
	h. Class D Interest Distribution	$65,625.00
	i. Class A-1 Principal Distribution	$0.00
	j. Class A-2a Principal Distribution	$10,358,285.91
	k. Class A-2b Principal Distribution	$10,358,285.91
	l. Class A-3 Principal Distribution	$0.00
	m. Class A-4 Principal Distribution	$0.00
	n. Class B Principal Distribution	$0.00
	o. Class C Principal Distribution	$0.00
	p. Class D Principal Distribution	$0.00
	q. Total Deposits to Note Payment Account (sum a - p)	$21,488,951.38
46.	Withdrawals
	a. Class A-1 Distribution	$0.00
	b. Class A-2a Distribution	$10,381,467.02
	c. Class A-2b Distribution	$10,398,186.11
	d. Class A-3 Distribution	$425,100.00
	e. Class A-4 Distribution	$137,661.75
	f. Class B Distribution	$34,974.00
	g. Class C Distribution	$45,937.50
	h. Class D Distribution	$65,625.00
	i. Total Withdrawals from Note Payment Account (sum a - h)	$21,488,951.38

Certificate Payment Account Activity
47.	Deposits
	a. Excess Collections	$1,930,122.53
	b. Reserve Account surplus (Ln 57)	$1,728.59
	c. Total Deposits to Certificate Payment Account (sum a - b)	$1,931,851.12
48.	Withdrawals
	a. Certificateholder Distribution	$1,931,851.12
	b. Total Withdrawals from Certificate Payment Account	$1,931,851.12
Required Reserve Account Amount
49.	Lesser of: (a or b)
	a. $2,625,000.05	$2,625,000.05
	b. Note Balance	$515,324,400.44
50.	Required Reserve Account Amount	$2,625,000.05
Reserve Account Reconciliation
51.	Beginning Balance (as of end of preceding Distribution Date)	$2,625,000.05
52.	Investment Earnings	$1,728.59
53.	Reserve Account Draw Amount	$0.00
54.	Reserve Account Amount (Ln 51 + Ln 52 - Ln 53)	$2,626,728.64
55.	Deposit from Available Funds (Ln 44d)	$0.00
56.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a. the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$0.00
	b. any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
57.	Payment to Certificateholder if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 56 exist	$1,728.59
58.	Ending Balance (Ln54 + Ln55 - Ln56 - Ln57)	$2,625,000.05
59.	Reserve Account Deficiency (Ln50 - Ln58)	$0.00
Instructions to the Trustee
60.	Amount to be deposited from the Reserve Account into the Collection Account	$0.00
61.	Amount to be paid to Servicer from the Collection Account	$451,075.81
62.	Amount to be deposited from the Collection Account into the Note Payment Account	$21,488,951.38
63.	Amount to be deposited from the Collection Account into the Certificate Payment Account	$1,930,122.53
64.	Amount to be deposited from the Collection Account into the Reserve Account	$0.00
65.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a. the Note Payment Account for any unfunded Regular Principal Distributable Amount	$0.00
	b. the Certificate Payment Account for payment to the Certificateholder, if no unfunded Regular Principal distributable amount exists	$1,728.59
66.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account	$0.00
67.	Amount to be paid to Class A-2a Noteholders from the Note Payment Account	$10,381,467.02
68.	Amount to be paid to Class A-2b Noteholders from the Note Payment Account	$10,398,186.11
69.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account	$425,100.00
70.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account	$137,661.75
71.	Amount to be paid to Class B Noteholders from the Note Payment Account	$34,974.00
72.	Amount to be paid to Class C Noteholders from the Note Payment Account	$45,937.50
73.	Amount to be paid to Class D Noteholders from the Note Payment Account	$65,625.00
74.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections and Reserve Account surplus	$1,931,851.12

Delinquency Activity
		Number of Loans	Principal Balance
75.	Delinquency Analysis
	a. 31 to 60 days past due	926	$13,296,206.28
	b. 61 to 90 days past due	371	$5,192,522.61
	c. 91 to 120 days past due	115	$1,498,658.09
	d. 121 or more days past due	2	$28,820.32
	e. Total Past Due (sum a - d)	1,414	$20,016,207.30
	f. Delinquent Loans as a percentage of end of period Pool Balance (Ln 75e / Ln 5)%		3.8450%

Current Collection Period Credit Loss Activity
		Number of Loans	Principal Balance

76.	Defaulted Receivables (charge-offs)	72	$845,494.14
77.	Liquidation Proceeds (recoveries)	163	$612,743.96
78.	Net Losses (Ln 76 - Ln 77)		$232,750.18
79.	Ratio of Net Losses to Beginning of Period Pool Balance (Ln 78 / Ln 1)%		0.0430%

Cumulative Credit Loss Activity
		Number of Loans	Principal Balance

80.	Defaulted Receivables (charge-offs)	1,498	$22,658,476.28
81.	Liquidation Proceeds (recoveries)	1,265	$10,006,459.31
82.	Cumulative Net Losses (Ln 80 - Ln 81)		$12,652,016.97
83.	Ratio of Cumulative Net Losses to Initial Pool Balance (Ln 82 / Ln 7)%		1.2050%
84.	Average Net Loss on Defaulted Receivables		$8,445.94

Servicer Covenant
85.	CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter		$3,099,903,000.00
86.	Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?		Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on July 10, 2017.

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Enrique Mayor-Mora

Name:	Enrique Mayor-Mora

Title:	Vice President and Treasurer